United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/16

Date of Reporting Period: Quarter ended 09/30/16

Item 1. Schedule of Investments

High Yield Bond Portfolio
Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.2%
		Aerospace/Defense—1.1%
$2,650,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$2,693,062
2,950,000		TransDigm, Inc., 5.50%, 10/15/2020	3,040,344
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,060,625
8,850,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	9,381,000
1,625,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,702,188
4,475,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,732,312
1,075,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	1,120,688
		TOTAL	23,730,219
		Automotive—3.6%
3,500,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	3,508,750
2,550,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	2,614,770
1,825,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	1,936,781
1,050,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,097,250
4,000,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	4,200,000
4,750,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	4,989,875
10,525,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	10,051,375
2,600,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	2,674,750
1,000,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,045,000
6,850,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	6,738,687
5,675,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	6,036,781
3,825,000		Lear Corp., 5.25%, 1/15/2025	4,169,250
7,375,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	7,596,250
1,525,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,570,750
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	779,063
4,647,758	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	5,333,302
925,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	943,593
1,750,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	1,820,000
1,050,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	1,063,125
825,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	834,793
2,225,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	2,241,688
4,175,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	4,561,187
575,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	584,344
850,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	896,750
3,625,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	3,819,844
		TOTAL	81,107,958
		Building Materials—2.0%
425,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	460,063
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,488,412
5,825,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	6,058,000
900,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	938,250
2,300,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	2,495,500
2,900,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,117,500
2,075,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	2,202,094
1,800,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	1,894,500
2,025,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	2,103,469

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,675,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	$1,775,500
5,150,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	5,626,375
2,075,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	2,145,031
9,200,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	9,752,000
850,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	890,375
1,625,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,748,906
		TOTAL	45,695,975
		Cable Satellite—7.1%
2,175,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	2,251,125
5,900,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	6,401,500
2,200,000		CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	2,304,500
5,475,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,810,344
4,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,678,062
2,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	2,257,813
1,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	1,155,000
4,050,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	4,323,375
4,675,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,698,375
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,531,338
2,550,000		Charter Communications Holdings II, 5.125%, 2/15/2023	2,664,750
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,449,500
2,150,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,257,500
2,125,000		DISH DBS Corp., 5.00%, 3/15/2023	2,071,875
11,875,000		DISH DBS Corp., 5.875%, 7/15/2022	12,260,937
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,660,344
975,000	[1,2]	DISH DBS Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	1,038,375
5,050,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	1,704,375
6,250,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	2,140,625
275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	214,500
3,375,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	3,400,312
9,650,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	6,730,875
4,050,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	3,078,000
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	5,260,937
9,150,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	10,728,375
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	4,948,125
4,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	4,541,969
6,950,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,427,812
3,250,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,363,750
2,775,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	2,858,250
1,950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	1,984,125
2,550,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	2,648,813
8,075,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,509,031
7,725,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,879,500
4,275,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	4,510,125
1,250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,270,313
2,575,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,674,807
6,525,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	6,525,000
2,475,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,487,375
2,625,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	2,611,875
		TOTAL	158,313,582

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—2.3%
$4,225,000		Ashland, Inc., 4.75%, 8/15/2022	$4,409,844
1,825,000	[1,2]	Axalta Coating Systems LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2024	1,874,047
5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	4,963,750
4,175,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	4,383,750
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,824,000
5,825,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	5,592,000
8,075,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	8,438,375
1,175,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	1,248,437
725,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	784,813
14,775,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	14,442,562
2,375,000	[1,2]	WR Grace & Co., Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	2,597,656
		TOTAL	51,559,234
		Construction Machinery—0.3%
1,825,000	[1,2]	Cloud Crane LLC, Series 144A, 10.125%, 8/1/2024	1,898,000
2,400,000		United Rentals, Inc., 4.625%, 7/15/2023	2,469,000
3,000,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	3,086,250
		TOTAL	7,453,250
		Consumer Cyclical Services—1.1%
3,550,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	3,292,625
6,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	5,959,188
11,775,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	11,657,250
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,487,000
1,775,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,895,700
		TOTAL	25,291,763
		Consumer Products—3.0%
12,525,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	13,112,109
7,550,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	6,304,250
10,025,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	9,999,937
6,350,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	6,802,437
7,525,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	7,826,000
3,250,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	3,469,375
4,400,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	4,774,000
2,550,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	2,773,967
5,475,000		Springs Industries, Inc., 6.25%, 6/1/2021	5,694,000
1,875,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 6/15/2026	1,935,938
925,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	971,250
3,875,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	4,068,750
		TOTAL	67,732,013
		Diversified Manufacturing—1.6%
1,275,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	1,279,781
9,350,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	9,712,312
4,675,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	4,406,188
6,475,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	5,163,813
4,275,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	4,467,375
10,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,557,562
1,100,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 6/15/2024	1,104,818
		TOTAL	36,691,849
		Financial Institutions—3.2%
1,000,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	1,048,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$1,550,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.00%, 10/1/2021	$1,658,500
2,150,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	2,238,688
7,000,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	7,350,000
1,500,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,520,625
2,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,623,312
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,993,750
1,975,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	2,095,969
6,050,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	5,929,000
12,600,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	12,883,500
4,400,000		International Lease Finance Corp., 5.875%, 8/15/2022	4,889,500
750,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	690,938
6,850,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	6,267,750
1,125,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	1,136,250
2,475,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	2,473,465
12,825,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	12,792,937
		TOTAL	70,592,934
		Food & Beverage—2.3%
13,125,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	10,860,937
4,925,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	5,134,312
925,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	957,375
3,550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	3,660,938
650,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2024	697,125
4,375,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	4,364,063
425,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	450,500
3,200,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	3,600,000
8,000,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	9,195,000
4,700,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	4,993,750
6,200,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	6,479,000
		TOTAL	50,393,000
		Gaming—4.0%
1,025,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	1,104,438
6,800,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	7,414,788
5,850,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	5,425,875
1,150,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,244,875
2,150,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	2,316,625
6,950,000		MGM Mirage, Inc., 7.75%, 3/15/2022	8,079,375
3,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	3,600,000
2,850,000		MGM Resorts International, 6.00%, 3/15/2023	3,099,375
1,575,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,543,500
675,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	733,860
7,250,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	7,839,062
4,450,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 7.875%, 10/15/2024	4,466,688
9,925,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	10,297,187
4,475,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	4,508,562
4,300,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	4,450,500
11,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	11,900,875
3,730,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,767,300
7,275,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	7,701,970
		TOTAL	89,494,855

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—9.8%
$5,525,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	$5,801,250
8,475,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	8,241,937
9,325,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	9,569,781
14,375,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	12,434,375
5,425,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,384,312
2,200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	2,213,750
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,806,484
4,450,000		Emdeon, Inc., 11.00%, 12/31/2019	4,684,738
2,400,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	2,538,000
10,225,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	10,225,000
1,925,000		HCA, Inc., 4.50%, 2/15/2027	1,937,031
5,100,000		HCA, Inc., 4.75%, 5/1/2023	5,329,500
6,025,000		HCA, Inc., 5.00%, 3/15/2024	6,401,562
2,250,000		HCA, Inc., 5.25%, 6/15/2026	2,396,250
2,300,000		HCA, Inc., 5.875%, 5/1/2023	2,455,250
10,150,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,492,562
8,475,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	9,746,250
8,200,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,763,750
8,775,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	7,985,250
1,700,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,763,750
3,900,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	4,075,500
2,425,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	2,431,063
1,425,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	1,501,594
6,900,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	7,434,750
19,575,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	17,323,875
10,650,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	11,102,625
7,525,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	7,938,875
5,625,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	6,067,969
775,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	804,063
3,225,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,378,188
12,050,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	12,110,250
4,725,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	4,725,000
4,050,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	4,095,563
5,950,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	5,548,375
6,475,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	7,446,250
		TOTAL	218,154,722
		Independent Energy—5.5%
5,725,000		Antero Resources Corp., 6.00%, 12/1/2020	5,925,375
1,100,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,113,750
1,400,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	1,433,251
2,675,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,721,812
1,250,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	1,296,875
450,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	447,750
8,600,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	8,922,500
3,100,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	2,650,500
2,500,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	2,537,500
2,825,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	2,471,875
4,925,000		Continental Resources, Inc., 4.50%, 4/15/2023	4,752,625
775,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	813,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$2,025,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	$2,181,938
2,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	1,410,000
1,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	810,000
750,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	772,500
6,525,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	6,802,312
3,825,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	3,853,687
2,850,000		Laredo Petroleum, 5.625%, 1/15/2022	2,778,750
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,379,000
1,975,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	2,051,531
1,950,000		Legacy Reserves, 6.625%, 12/1/2021	1,023,750
1,675,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,725,250
925,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	698,375
7,600,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	5,890,000
2,550,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,441,625
1,625,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,564,063
4,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	4,344,000
1,175,000		PDC Energy, Inc., 7.75%, 10/15/2022	1,260,188
850,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	886,125
875,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	907,813
1,650,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,633,500
1,300,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	1,365,000
3,325,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	3,499,562
2,900,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	2,798,500
1,550,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	1,522,875
1,200,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	1,200,000
5,975,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	6,199,062
775,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	833,125
2,875,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	2,716,875
2,475,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,338,875
3,175,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	3,222,625
775,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	784,203
4,750,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	4,334,375
800,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	758,000
750,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	744,375
375,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	398,438
1,050,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	1,136,184
1,275,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	1,198,500
8,600,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	7,912,000
		TOTAL	122,464,544
		Industrial - Other—2.1%
5,725,000		Anixter International, Inc., 5.125%, 10/1/2021	6,018,406
1,050,000		Anixter, Inc., 5.50%, 3/1/2023	1,103,813
5,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,661,000
6,275,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	6,573,062
4,375,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	4,604,688
8,825,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	8,317,562
8,450,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	8,851,375
5,900,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	5,546,000
		TOTAL	46,675,906

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—0.4%
$1,550,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	$1,643,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
4,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	4,657,500
1,800,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,858,500
		TOTAL	8,159,000
		Lodging—0.2%
2,725,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	2,793,125
1,175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	1,198,500
		TOTAL	3,991,625
		Media Entertainment—6.7%
3,800,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	3,833,250
2,175,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	2,270,156
3,600,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	3,793,500
8,300,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	6,214,625
1,500,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	1,612,500
2,350,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,379,375
6,075,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	6,355,969
3,725,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	1,527,250
2,875,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	3,122,969
8,775,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	9,158,906
6,050,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,307,125
6,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	6,472,500
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	751,281
1,850,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	1,819,938
3,325,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	3,358,250
1,850,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,956,375
825,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 5.75%, 2/1/2026	892,031
5,225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	5,499,312
125,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	129,844
2,150,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	2,340,813
7,125,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	7,605,937
2,150,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	2,330,063
6,025,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	6,250,937
525,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	530,250
10,725,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	11,113,781
5,800,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	5,858,000
5,825,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	5,460,938
11,875,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	12,171,875
975,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	955,500
10,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,786,500
6,125,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	6,239,844
8,975,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	9,126,453
750,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	763,125
		TOTAL	148,989,172
		Metals & Mining—2.1%
8,625,000		ArcelorMittal SA, 6.125%, 6/1/2025	9,444,375
6,350,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	5,778,500
10,725,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	8,955,375
1,600,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,670,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	$886,125
5,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	6,116,250
2,650,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	2,477,750
3,725,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	3,538,750
3,750,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	4,303,125
3,710,062	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	3,580,210
		TOTAL	46,750,460
		Midstream—6.8%
5,750,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	5,824,198
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	911,056
2,950,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	3,134,375
7,950,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	8,446,875
2,650,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	2,689,750
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	573,563
1,800,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	1,953,000
2,575,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, 6.125%, 7/15/2022	2,673,659
3,600,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.25%, 4/1/2023	3,663,000
10,675,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	11,128,687
4,175,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	3,694,875
3,275,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,013,000
6,250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	5,593,750
5,125,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	5,333,700
3,850,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	4,004,000
4,550,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	4,714,937
1,650,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	1,670,625
1,300,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.50%, 7/15/2023	1,327,698
3,275,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.875%, 12/1/2024	3,394,682
1,900,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.875%, 6/1/2025	1,967,665
4,400,000		MPLX LP, Sr. Unsecd. Note, Series WI, 5.50%, 2/15/2023	4,549,631
1,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,689,504
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,653,626
3,525,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	3,767,344
5,500,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	5,933,125
1,675,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,796,437
2,400,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	2,640,000
3,600,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	3,699,000
6,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	6,324,000
4,401,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	4,579,791
1,275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,297,312
8,325,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	7,971,187
1,250,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	1,300,000
1,275,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,297,313
2,200,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	2,208,250
4,200,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	4,236,750
400,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	428,000
3,576,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	3,687,750
3,450,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,609,562
500,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	536,250
4,175,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	4,498,562

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$5,475,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	$5,639,250
2,675,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	2,740,671
		TOTAL	151,796,410
		Oil Field Services—0.4%
3,250,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	1,673,750
3,025,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,238,500
4,225,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	4,193,313
		TOTAL	8,105,563
		Packaging—5.8%
4,850,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	4,837,875
1,625,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	1,643,281
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	307,875
2,450,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	2,541,875
436,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	453,143
2,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	3,034,688
10,325,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	11,073,563
5,225,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	5,649,531
4,325,000		Berry Plastics Corp., 5.125%, 7/15/2023	4,419,609
11,350,000		Berry Plastics Corp., 5.50%, 5/15/2022	11,804,000
1,550,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	1,643,000
11,575,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	12,153,750
1,750,000		Crown Americas LLC, 4.50%, 1/15/2023	1,830,938
7,275,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	7,775,156
8,375,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,835,625
4,625,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	4,821,563
1,050,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	1,129,406
3,700,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	4,081,563
11,375,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	11,744,687
950,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	1,020,656
6,125,000		Reynolds Group, 8.25%, 2/15/2021	6,391,064
373,000		Reynolds Group, 9.875%, 8/15/2019	384,656
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,834,125
575,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	605,906
2,800,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,996,000
4,575,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	4,918,125
12,050,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	12,260,875
		TOTAL	130,192,535
		Paper—0.4%
1,900,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,911,875
7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	7,834,750
		TOTAL	9,746,625
		Pharmaceuticals—3.6%
4,975,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	4,552,125
7,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	6,287,906
7,200,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	7,488,000
3,450,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	3,596,625
15,900,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	16,575,750
1,250,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	1,281,250
5,825,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	5,271,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$4,425,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	$4,225,875
4,175,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	4,018,438
4,025,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,612,437
5,750,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	5,584,687
2,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,892,000
7,725,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	6,672,469
2,250,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	2,098,125
8,075,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	7,020,647
		TOTAL	80,177,959
		Refining—0.7%
5,725,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	5,209,750
3,775,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	3,878,813
6,300,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,520,500
		TOTAL	15,609,063
		Restaurants—1.1%
13,525,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	14,201,250
1,950,000		NPC INTL/OPER Co. A&B, Inc., 10.50%, 1/15/2020	2,047,500
2,400,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	2,514,000
4,825,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	5,114,500
		TOTAL	23,877,250
		Retailers—1.5%
12,575,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	13,235,187
1,475,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	1,515,563
5,500,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	5,713,125
2,800,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	2,226,000
1,525,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	1,589,813
7,450,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	8,055,312
775,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	837,969
		TOTAL	33,172,969
		Supermarkets—0.3%
3,300,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	3,300,000
3,800,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	3,961,500
		TOTAL	7,261,500
		Technology—9.8%
1,650,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	1,629,375
12,000,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	10,950,000
1,900,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	2,030,625
6,425,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	6,890,812
5,700,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	6,106,125
2,675,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	2,832,156
1,325,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	1,408,380
7,075,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	7,785,903
8,225,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	8,677,375
1,900,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	1,961,750
22,800,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	23,512,500
3,350,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	3,551,000
12,800,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	12,480,000
11,825,000		Infor US, Inc., 6.50%, 5/15/2022	12,031,937
10,125,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	9,466,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,550,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	$4,686,500
4,750,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	5,094,375
950,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	964,250
975,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	960,375
2,050,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	2,003,875
4,850,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	4,777,250
4,150,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	4,751,750
4,100,000		NCR Corp., 6.375%, 12/15/2023	4,356,250
3,350,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,396,063
4,250,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	4,366,875
1,800,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,901,250
8,650,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	8,887,875
1,750,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	1,828,750
1,300,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	1,394,250
5,925,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	6,450,844
2,650,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	2,845,438
5,300,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	5,604,750
1,150,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	1,175,875
5,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	5,498,062
600,000		Seagate HDD Cayman, 4.75%, 6/1/2023	594,375
1,200,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.75%, 1/1/2025	1,134,750
2,625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,782,500
1,775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,823,813
1,300,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,417,000
8,375,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	9,380,000
4,900,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	3,724,000
3,450,000		Verisign, Inc., 4.625%, 5/1/2023	3,514,687
800,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	844,000
1,550,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	1,596,500
8,875,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	9,673,750
		TOTAL	218,744,845
		Transportation Services—1.1%
1,425,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	1,444,594
2,550,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	2,457,563
6,050,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	6,201,250
5,925,000		HDTFS, Inc., 6.25%, 10/15/2022	6,132,375
4,075,000		Hertz Corp., 5.875%, 10/15/2020	4,212,531
2,100,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,148,804
1,100,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	1,097,250
		TOTAL	23,694,367
		Utility - Electric—1.7%
9,800,000		Calpine Corp., 5.75%, 1/15/2025	9,702,000
500,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	524,062
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,149,031
56,559	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	56,984
3,850,000		NRG Energy, Inc., 6.25%, 5/1/2024	3,927,000
1,058,000		NRG Energy, Inc., Company Guarantee, 7.625%, 1/15/2018	1,132,060
3,700,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	3,755,500
6,200,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	6,083,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$2,850,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	$2,914,125
5,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 9.375%, 2/1/2023	5,330,250
2,675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 9.625%, 6/15/2025	2,822,125
		TOTAL	38,396,887
		Wireless Communications—5.0%
7,100,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	7,605,875
7,225,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	7,459,812
2,075,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	1,857,125
10,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	8,824,875
5,375,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	5,663,906
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,635,437
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	343,281
4,750,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	4,862,812
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,362,759
4,350,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	4,451,964
9,075,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	8,587,219
8,125,000		Sprint Corp., 7.125%, 6/15/2024	7,962,500
10,000,000		Sprint Corp., 7.875%, 9/15/2023	10,150,000
2,850,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,835,750
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,707,563
3,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,670,875
1,100,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,158,438
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,390,812
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,742,098
4,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	4,877,750
5,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	5,943,496
4,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	4,750,594
		TOTAL	111,844,941
		Wireline Communications—0.6%
3,350,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	3,509,125
500,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	517,500
1,700,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,775,438
6,350,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	6,643,687
1,225,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	1,272,469
		TOTAL	13,718,219
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,143,484,366)	2,169,581,194
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
53,011	[1,3,5]	Lone Pine Resources Canada Ltd.	0
425,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
29,390	[3]	Prairie Provident Resources, Inc.	19,776
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,961)	19,776

Principal Amount or Shares			Value
		INVESTMENT COMPANY—2.2%
49,687,438	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[8] (AT NET ASSET VALUE)	$49,687,438
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $2,193,592,765)[9]	2,219,288,408
		OTHER ASSETS AND LIABILITIES - NET—0.6%[10]	12,433,109
		TOTAL NET ASSETS—100%	$2,231,721,517
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $1,145,808,864, which represented 51.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2016, these liquid restricted securities amounted to $1,145,751,880, which represented 51.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005-5/27/2009	$51,641	$56,984
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006-1/2/2008	$2,334,293	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
Transactions involving the affiliated holding during the period ended September 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2015	25,270,048
Purchases/Additions	438,843,023
Sales/Reductions	(414,425,633)
Balance of Shares Held 9/30/2016	49,687,438
Value	$49,687,438
Dividend Income	$86,936
8	7-day net yield.
9	At September 30, 2016, the cost of investments for federal tax purposes was $2,196,971,946. The net unrealized appreciation of investments for federal tax purposes was $22,316,462. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $77,616,779 and net unrealized depreciation from investments for those securities having an excess of cost over value of $55,300,317.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,169,581,194	$0	$2,169,581,194
Equity Securities:
Common Stocks
International	19,776	—	0	19,776
Investment Company	49,687,438	—	—	49,687,438
TOTAL SECURITIES	$49,707,214	$2,169,581,194	$0	$2,219,288,408

Federated Mortgage Core Portfolio
Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGE—0.6%
		Federal National Mortgage Association ARM—0.6%
$12,935,806		3.006%, 1/1/2044 (IDENTIFIED COST $13,305,689)	$13,640,387
		ASSET-BACKED SECURITIES—8.7%
		Auto Receivables—6.9%
22,345,000		AmeriCredit Automobile Receivables Trust 2014-4, Class D, 3.070%, 11/9/2020	22,691,049
12,960,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	13,210,420
15,500,000		AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.340%, 8/8/2021	15,963,308
15,000,000		AmeriCredit Automobile Receivables Trust 2016—2, Class D, 3.650%, 5/9/2022	15,413,550
13,322,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,553,401
7,400,000		Capital Auto Receivables Asset Trust 2015-3, Class D, 3.340%, 3/22/2021	7,560,754
19,940,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,387,946
18,140,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,507,629
14,580,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,995,032
12,672,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	12,976,345
		TOTAL	155,259,434
		Other—1.1%
8,421,940	[1,2]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.260%, 8/25/2025	8,469,791
14,750,000	[1,2]	Sofi Consumer Loan Program Trust 2016-2A, Class A, 3.090%, 10/27/2025	14,833,602
		TOTAL	23,303,393
		Single Family Rental Securities—0.5%
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.631%, 6/17/2031	11,350,921
		Student Loans—0.2%
4,100,160	[1,2]	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	4,181,369
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $190,432,545)	194,095,117
		COMMERCIAL MORTGAGE-BACKED SECURITIES—6.6%
		Agency Commercial Mortgage-Backed Securities—5.0%
8,818,506		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	9,291,913
16,195,283		FHLMC REMIC K055 A1, 2.263%, 4/25/2025	16,616,854
20,250,000		FHLMC REMIC K720 A2, 2.716%, 6/25/2022	21,380,296
24,000,000		FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	24,949,918
18,950,000	[1,2]	FREMF Mortgage Trust 2011-K12, 4.492%, 1/25/2046	20,378,584
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.485%, 5/25/2045	12,739,283
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.981%, 1/25/2047	7,302,977
		TOTAL	112,659,825
		Non-Agency Commercial Mortgage-Backed Securities—1.6%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.308%, 4/10/2046	22,266,632
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.580%, 7/15/2046	12,461,659
		TOTAL	34,728,291
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $144,818,565)	147,388,116
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.2%
		Government National Mortgage Association—0.8%
17,143,632	[3]	REMIC 2013-H20 FA, 1.094%, 8/20/2063	17,166,953
		Non-Agency Mortgage-Backed Securities—6.4%
1,421,500		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	1,412,078
730,791		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	573,769
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$19,992,592	[1,2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	$20,254,749
15,606,721	[1,2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	15,095,610
5,276,629	[1,2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	5,456,670
11,534,716	[1,2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	11,905,656
976,617		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.327%, 8/25/2035	923,507
3,961,406		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	4,031,243
12,931,475		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	12,708,387
11,761,211		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	11,543,748
21,942,992	[3]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	21,566,461
15,359,201		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	15,682,965
5,315,535	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	5,471,737
17,028,059	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	17,591,381
		TOTAL	144,217,961
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $161,987,907)	161,384,914
		MORTGAGE-BACKED SECURITIES—74.0%
		Federal Home Loan Mortgage Corporation—25.7%
98,763,725	[4]	2.500%, 1/1/2031 - 10/1/2031	102,340,239
147,179,966	[3,4]	3.000%, 6/1/2031 - 10/1/2046	153,819,599
148,337,055	[3,4]	3.500%, 6/1/2026 - 10/1/2046	156,955,627
67,657,560		4.000%, 2/1/2020 - 9/1/2045	72,623,719
38,242,490		4.500%, 6/1/2019 - 7/1/2041	41,877,711
27,805,579		5.000%, 7/1/2019 - 5/1/2041	30,917,150
10,323,911		5.500%, 3/1/2021 - 5/1/2040	11,617,708
1,148,632		6.000%, 7/1/2029 - 9/1/2037	1,320,640
1,796,101		6.500%, 3/1/2022 - 4/1/2038	2,095,720
466,509		7.000%, 10/1/2020 - 9/1/2037	555,065
198,640		7.500%, 8/1/2029 - 5/1/2031	238,856
192,379		8.000%, 3/1/2030 - 3/1/2031	234,687
5,345		8.500%, 9/1/2025	6,346
17		9.500%, 4/1/2021	17
		TOTAL	574,603,084
		Federal National Mortgage Association—32.2%
21,817,419	[4]	2.500%, 1/1/2030 - 10/1/2031	22,634,131
175,966,053	[3,4]	3.000%, 10/1/2027 - 10/1/2046	183,403,101
200,587,205	[3]	3.500%, 11/1/2025 - 11/1/2045	213,954,675
149,298,429	[3]	4.000%, 12/1/2025 - 5/1/2044	162,390,578
83,520,377		4.500%, 12/1/2019 - 6/1/2044	92,108,314
15,897,621		5.000%, 5/1/2023 - 10/1/2041	17,684,662
13,092,306		5.500%, 12/1/2016 - 4/1/2041	14,897,606
8,185,500		6.000%, 1/1/2029 - 2/1/2039	9,456,528
2,150,670		6.500%, 11/1/2016 - 10/1/2038	2,507,698
1,989,131		7.000%, 7/1/2023 - 6/1/2037	2,365,369
192,013		7.500%, 1/1/2030 - 6/1/2033	231,079
26,649		8.000%, 7/1/2023 - 3/1/2030	31,546
1,269		9.000%, 11/1/2021 - 6/1/2025	1,492
		TOTAL	721,666,779
		Government National Mortgage Association—16.1%
108,059,294	[4]	3.000%, 11/20/2045 - 10/20/2046	113,214,799
144,534,546	[4]	3.500%, 12/15/2040 - 10/20/2046	153,575,188
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$38,053,816	[3]	4.000%, 9/15/2040 - 12/20/2044	$41,010,276
25,711,735		4.500%, 1/15/2039 - 11/15/2043	28,261,881
17,656,684		5.000%, 1/15/2039 - 7/15/2040	19,763,507
2,719,207		5.500%, 12/15/2038 - 2/15/2039	3,094,163
933,952		6.000%, 10/15/2028 - 6/15/2037	1,072,898
247,511		6.500%, 10/15/2028 - 2/15/2032	290,715
454,524		7.000%, 11/15/2027 - 12/15/2031	540,708
166,571		7.500%, 7/15/2029 - 1/15/2031	202,020
252,167		8.000%, 1/15/2022 - 11/15/2030	308,407
10,543		8.500%, 3/15/2022 - 5/15/2029	12,250
962		9.500%, 10/15/2020	1,076
		TOTAL	361,347,888
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,609,529,158)	1,657,617,751
		REPURCHASE AGREEMENT—24.7%
553,364,000		Interest in $1,135,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,135,047,292 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,169,098,711 (IDENTIFIED COST $553,364,000)	553,364,000
		TOTAL INVESTMENTS—121.8% (IDENTIFIED COST $2,673,437,864)[5]	2,727,490,285
		OTHER ASSETS AND LIABILITIES - NET—(21.8)%[6]	(489,251,213)
		TOTAL NET ASSETS—100%	$2,238,239,072
At September 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Notes 5-Year Short Futures	200	$24,303,125	December 2016	$(34,843)
The average notional value of short futures contracts held by the Fund throughout the period was $5,394,792. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $189,549,907, which represented 8.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2016, these liquid restricted securities amounted to $189,549,907, which represented 8.5% of total net assets.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
5	At September 30, 2016, the cost of investments for federal tax purposes was $2,673,437,864. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $53,841,707. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $55,433,702 and net unrealized, depreciation from investments for those securities having an excess of cost over value of $1,591,995.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$13,640,387	$—	$13,640,387
Asset-Backed Securities	—	194,095,117	—	194,095,117
Commercial Mortgage-Backed Securities	—	147,388,116	—	147,388,116
Collateralized Mortgage Obligations	—	161,384,914	—	161,384,914
Mortgage-Backed Securities	—	1,657,617,751	—	1,657,617,751
Repurchase Agreement	—	553,364,000	—	553,364,000
TOTAL SECURITIES	$—	$2,727,490,285	$—	$2,727,490,285
Other Financial Instruments*
Asset	$—	$—	$—	$—
Liability	(34,843)	—	—	(34,843)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(34,843)	$—	$—	$(34,843)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
REMIC	—Real Estate Mortgage Investment Conduit
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2016